Taxation - Movement of Deferred Tax Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ 182,013	¥ 262,255	¥ 367,884
Additions (reductions), net of foreign exchange impacts	(21,379)	(80,242)	(105,629)
Balance at end of the year	¥ 160,634	¥ 182,013	¥ 262,255